Borrowings	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Borrowings
NOTE 6 - BORROWINGS
Borrowings as of June 30, 2017 and December 31, 2016 consisted of the following:

	June 30, 2017	December 31, 2016
Term Loan B facility	$ 399,937	$ 386,292
Credit facilities	94,375	141,805

Total borrowings	$ 494,312	$ 528,097
Less: Long-term unamortized discount	(12,611)	(1,471)
Less: Current portion of long-term debt, net	(36,170)	(74,031)
Less: Deferred financing costs, net	(6,684)	(2,850)

Long-term debt, net	$ 438,847	$ 449,745

As of June 30, 2017, the total borrowings, net under the Navios Partners' credit facilities, including Navios Containers' credit facilities, were $475,017.
Navios Partners
Term Loan B Credit Facility: In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B facility. On October 31, 2013 and November 1, 2013, Navios Partners completed the issuance of a $189,500 add-on to its existing Term Loan B facility. The add-on to the Term Loan B facility bore the same terms as Term Loan B facility. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
On March 14, 2017, Navios Partners completed the issuance of a new $405,000 Term Loan B facility. The Term Loan B facility bears an interest rate of LIBOR plus 500 bps and has a three and a half year term with 5.0% amortization profile and was issued at 96.6%. The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral, and guaranteed by each subsidiary of Navios Partners. Navios Partners used the net proceeds of the Term Loan B facility to: (i) to refinance the existing Term Loan B; and (ii) to pay fees and expenses related to the Term Loan. Following the refinancing of the Term Loan B facility, an amount of $1,880 and $1,275, was written-off from the deferred finance fees and discount, respectively.
The Term Loan B facility was secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral, and is guaranteed by each subsidiary of Navios Partners.
The Term Loan B Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Agreement also provides for customary events of default, prepayment and cure provisions.

As of June 30, 2017, the outstanding balance of the Term Loan B facility was $387,327, net of discount of $12,611. The final maturity date is September 14, 2020.
ABN AMRO Credit Facility: On June 23, 2016, Navios Partners entered into a new credit facility with ABN AMRO Bank N.V. (the “June 2016 Credit Facility”) of up to $30,000 to be used for the general corporate purposes of the Borrower. The June 2016 Credit Facility bore interest at LIBOR plus 400 bps per annum. The final maturity date was January 30, 2017. On January 12, 2017, Navios Partners fully repaid the June 2016 Credit Facility. As of June 30, 2017, there was no outstanding amount under this facility.
BNP Credit Facility: On June 26, 2017, Navios Partners entered into a new credit facility with BNP PARIBAS (the “June 2017 Credit Facility”) of up to $32,000 (divided into two tranches) in order to finance a portion of the purchase price payable in connection with the acquisition of the Navios Ace and the Navios Sol. On June 28, 2017, the first tranche of June 2017 Credit Facility of $17,000 was drawn. The facility matures in the second quarter of 2021 and bears interest at LIBOR plus 300 bps per annum. As of June 30, 2017, the outstanding balance of the June 2017 Credit facility was $17,000.
Commerzbank/DVB Credit Facility: On January 8, 2016, Navios Partners prepaid the 2016 installments in the amount of $16,235 of the Commerzbank/DVB Credit Facility (the “July 2012 Credit Facility”). On November 10, 2016, Navios Partners prepaid $28,052 in cash for the settlement of a nominal amount of $30,192 of the July 2012 Credit facility achieving a $2,140 gain on debt repayment. The prepayments of 2016 of this facility were accounted for as debt modification in accordance with ASC470 Debt. Following these prepayments, an amount of $161 was written-off from the deferred finance fees.
On June 28, 2017, Navios Partners enter into a new credit facility for an amount of up to $39,000 with DVB Bank S.E. in order to refinance the existing July 2012 credit facility amounted to $32,000 which matures in the third quarter of 2017 and an additional amount of $7,000 to partially finance the acquisition of the Navios Prosperity I. The facility matures in the third quarter of 2020 and bears interest at LIBOR plus 310 bps per annum. As of June 30, 2017, the outstanding balance of the July 2012 Credit facility was $43,055.
HSH Credit Facility: On April 16, 2015, Navios Partners, through certain of its wholly-owned subsidiaries, entered into a term loan facility agreement of up to $164,000 (divided into two tranches) with HSH Nordbank AG (the “April 2015 Credit Facility”), in order to finance a portion of the purchase price payable in connection with the acquisition of the MSC Cristina and one more super-post-panamax 13,100 TEU container vessel. On September 30, 2015, the second tranche of April 2015 Credit Facility of $83,000 was cancelled. The final maturity date was April 20, 2022. The April 2015 Credit Facility bore interest at LIBOR plus 275 basis points (“bps”) per annum. On January 12, 2017, Navios Partners fully repaid the April 2015 Credit Facility. Following the repayment, an amount of $516 was written-off from the deferred finance fees. As of June 30, 2017, there was no outstanding amount under this facility.
The Navios Holdings Credit Facility: In May 2015, Navios Partners entered into a term loan facility with Navios Holdings of up to $60,000 (the “Navios Holdings Credit Facility”). The Navios Holdings Credit Facility had a margin of LIBOR plus 300 bps. The final maturity date was January 2, 2017. In April 2016, the Company drew $21,000 from the Navios Holdings Credit Facility, which was fully repaid during April 2016. Following this prepayment, an amount of $600 was written off from the deferred finance fees. As of June 30, 2017, there was no outstanding amount under this facility.
Amounts drawn under the July 2012 Credit Facility and June 2017 Credit Facility are secured by first preferred mortgages on certain Navios Partners' vessels and other collateral and are guaranteed by the respective vessel-owning subsidiary. The Credit Facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
The Credit Facilities requires compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 130% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000 for the periods prior to any distributions by the Company.

It is an event of default under the credit facility if such covenants are not complied with in accordance with the terms and subject to the prepayment or cure provision of the facility.
As of June 30, 2017, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.
Navios Containers

ABN AMRO BANK N.V: On June 29, 2017, Navios Containers entered into a facility agreement with ABN AMRO BANK N.V. for an amount of up to $40,000 (divided in three tranches of up to $34,320, $3,180 and $2,500, respectively) to finance part of the purchase price of seven container vessels. This loan bears interest at a rate of LIBOR plus 385 basis points and commitment fee of 1.54% per annum on the undrawn loan amount effective from the date of the facility. As of June 30, 2017, the outstanding loan amount under this facility was $34,320 and the amount to be drawn was $5,680.  The outstanding loan amount is repayable in 6 equal quarterly installments of $3,217.5 along with a final balloon payment of $15,015 on the final repayment date falling due on either the earlier of the date falling 18 months after drawdown of the last advance or December 31, 2018.

 On July 27, 2017, Navios Containers entered into a facility agreement with the same commercial bank for an amount of up to $21,000 million (divided in seven tranches) to finance part of the purchase price of the remaining seven vessels of the fleet. This facility bears interest at a rate of LIBOR plus 400 basis points and commitment fee of 1.6% per annum on the undrawn loan amount effective from the date of the facility. The facility is repayable in 5 equal quarterly installments of $840 along with a final balloon payment of $16,800 on the last repayment date. The facility has not yet been drawn.

Amounts drawn under the facility are secured by first priority mortgages on Navios Containers vessels. The credit facility contains a number of restrictive covenants that limit Navios Containers and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions other than on arm's length terms; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Containers' vessels; acquiring any vessel or permitting any guarantor to acquire any further assets or make investments; purchasing or otherwise acquiring for value any shares of its capital or declaring or paying any dividends; permitting any guarantor to form or acquire any subsidiaries. The majority of credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the facility requires compliance with certain financial covenants including maintenance covenants, such as loan-to-value ratio, minimum liquidity and ratio of liabilities to assets as defined in the credit facilities. It is an event of default under the credit facilities if such covenants are not complied with.

 As of June 30, 2017, Navios Containers was in compliance with all of the covenants under each of its credit facilities.
The maturity table below reflects the gross principal payments due under its credit facilities for the 12-month periods ended June 30:

Year	Amount
2018	$ 43,019
2019	49,962
2020	30,990
2021	370,341
2022	—
2023 and thereafter	—

$ 494,312